Inventories - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Cost of inventories	€ 184,368	€ 138,920
Impairment losses recognized on inventories	€ 11,417	€ 8,971